EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions (Details) $ in Millions	Mar. 31, 2018 CAD ($)
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (30.9)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	33.2
Actuarial assumption of discount rates | Funded | Canadian
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(24.9)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	26.7
Actuarial assumption of discount rates | Funded | Foreign
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(3.2)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	3.5
Actuarial assumption of discount rates | Unfunded | Canadian
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(2.4)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	2.6
Actuarial assumption of discount rates | Unfunded | Foreign
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(0.4)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	0.4
Actuarial assumption of expected rates of salary increases
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	7.8
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(7.4)
Actuarial assumption of expected rates of salary increases | Funded | Canadian
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	7.1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(6.7)
Actuarial assumption of expected rates of salary increases | Funded | Foreign
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.2
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(0.2)
Actuarial assumption of expected rates of salary increases | Unfunded | Canadian
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.5
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(0.5)
Actuarial assumption of expected rates of salary increases | Unfunded | Foreign
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.0
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 0.0